SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Appointment of Directors

On September 30, 2022, Mr. Jeff Newell was appointed to the Board of Directors.

Securities Purchase Agreement

On October 4, 2022 the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a certain institutional investor (the “Purchaser”). The Purchase Agreement provided for the sale and issuance by the Company of an aggregate of: (i) 920,000 shares (the “Shares”) of the Company’s common stock, $0.00001 par value (the “Common Stock”), (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 601,740 shares of Common Stock and (iii) warrants (the “Private Placement Warrants” and, together with the Shares and the Pre-Funded Warrants, the “Securities”) to purchase up to 2,663,045 shares of Common Stock. The offering price per Share was $1.15 and the offering price per Pre-Funded Warrant was $1.14999. The Private Placement Warrants were sold in a concurrent private placement (the “Private Placement”), exempt from registration pursuant to Section 4(a)(2) and/or Rule 506 of the Securities Act of 1933, as amended (the “Securities Act”).

The Pre-Funded Warrants have cashless exercise rights and to the extent the shares of common stock underlying the Private Placement Warrants are not registered under the Securities Act, the Private Placement Warrants include cashless exercise rights.

Under the terms of the Pre-Funded Warrants and Private Placement Warrants, a holder will not be entitled to exercise any portion of any such warrant, if, upon giving effect to such exercise, the aggregate number of shares of Common Stock beneficially owned by the holder (together with its affiliates, any other persons acting as a group together with the holder or any of the holder’s affiliates, and any other persons whose beneficial ownership of Common Stock would or could be aggregated with the holder’s for purposes of Section 13(d) or Section 16 of the Exchange Act) would exceed 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of such warrant, which percentage may be increased at the holder’s election upon 61 days’ notice to the Company subject to the terms of such warrants, provided that such percentage may in no event exceed 9.99%, and provided further that the Purchaser has elected to increase the ownership limitation to 9.99% in connection with the initial issuance of the Pre-Funded Warrants.

The Private Placement Warrants may not be exercised by the holder thereof until or unless the Company’s stockholders have approved the issuance of shares of Common Stock upon the exercise of such Private Placement Warrants pursuant to the applicable rules and regulations of the Nasdaq Stock Market, including the issuance of the shares of Common Stock issuable upon exercise of the Private Placement Warrants in excess of 19.99% of the issued and outstanding Common Stock on the closing date of the offering (“Stockholder Approval”).

As an additional requirement to the offering, all of the officers and directors of the Company were required to enter into an agreement agreeing to vote all Common Stock over which such persons have voting control as of the record date for the meeting of stockholders of the Company (the “Voting Agreement”), which Voting Agreement has been entered into by such required persons.

The offering of the Shares, Pre-Funded Warrants and Private Placement Warrants resulted in gross proceeds to the Company of approximately $1.75 million. The net proceeds to the Company from the offering are expected to be approximately $1.5 million, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company intends to use the net proceeds from the offering for general corporate purposes.

Additionally, each of the directors and executive officers of the Company, pursuant to lock-up agreements (the “Lock-Up Agreements”), agreed not to sell or transfer any of the Company securities which they hold, subject to certain exceptions, during the 90-day period following the closing of the offering.

We agreed pursuant to the Purchase Agreement that as soon as practicable (and in any event within 60 calendar days of the date of Purchase Agreement), that we would file a registration statement on Form S-1 providing for the resale by the Purchaser of the shares of Common Stock issuable upon exercise of the Private Placement Warrants, use commercially reasonable efforts to cause such registration statement to become effective within 181 days following the closing date of the offerings and to keep such registration statement effective at all times until no Purchaser owns any Private Placement Warrants or shares of Common Stock issuable upon exercise thereof. The date such required registration statement is declared effective is defined herein as the “Effective Date”.

We also agreed to hold a special meeting of stockholders (which may also be at the annual meeting of stockholders) or take action via written consent of stockholders, at the earliest practical date, but no later than December 20, 2022, for the purpose of obtaining Shareholder Approval, with the recommendation of the Company’s Board of Directors that such proposal be approved, and to solicit proxies from our stockholders in connection therewith. We are required to use our reasonable best efforts to obtain such Shareholder Approval. If we do not obtain Shareholder Approval at the first meeting, we are required to call a meeting every six 19ecurity 19nereafter to seek Shareholder Approval until the earlier of the date Shareholder Approval is obtained or the Private Placement Warrants are no longer outstanding.

Pursuant to the Purchase Agreement the Company has agreed that, subject to certain exceptions, (i) it will not issue any shares of Common Stock for a period of 90 days following the later of (A) the date of Stockholder Approval and (B) the Effective Date, subject to certain customary and pre-agreed exceptions and that (ii) it will not enter into a variable rate transaction for a period of nine months following the Effective Date.

We also agreed to provide the Purchaser a right of participation for 12 months following the closing date to participate up to 25% in any subsequent offering we may undertake of equity or debt.

The transactions contemplated by the Purchase Agreement closed on October 7, 2022.

On October 4, 2022, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Maxim Group LLC (the “Placement Agent”). Pursuant to the terms of the Placement Agent Agreement, the Placement Agent agreed to use its reasonable best efforts to arrange for the sale of the Securities. The Company paid the Placement Agent a cash fee equal to 7.0% of the gross proceeds generated from the sale of the Shares and Pre-Funded Warrants and reimbursed the Placement Agent for certain of its expenses in an aggregate amount of $35,000.

Nasdaq Shareholder Equity Listing Requirements

On July 29, 2022, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it was not in compliance with the minimum stockholders’ equity requirement for continued listing on the Nasdaq Capital Market. Nasdaq Listing Rule 5550(b)(1) (the “Rule”) requires companies listed on the Nasdaq Capital Market to maintain stockholders’ equity of at least $2,500,000. In the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2022, the Company reported stockholders’ equity of $1,804,533, which is below the minimum stockholders’ equity required for continued listing pursuant to the Rule. Additionally, the Company does not meet the alternative Nasdaq continued listing standards under Nasdaq Listing Rules.

NOTE 12 – SUBSEQUENT EVENTS

STOCKHOLDERS’ EQUITY

In January 2022, warrants to purchase 14,584 shares of common stock were exercised with an exercise price of $0.06 per share; the Company issued 14,584 shares of common stock, and $875 in proceeds were received in connection with such exercise.

ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT – EXCHANGE HEALTH, LLC

On February 15, 2022, the Company entered into a relationship with Exchange Health, LLC, a technology company providing an online platform for manufacturers and suppliers to sell and purchase pharmaceuticals (“Exchange Health”). SOSRx LLC, a Delaware limited liability company (“SOSRx”), was formed, which is owned 51% by the Company and 49% by Exchange Health.

On February 15, 2022, the Company contributed cash to SOSRx in the amount of $325,000, issued a promissory note to SOSRx in the amount of $500,000, which was immediately assigned to Exchange Health (the “Promissory Note”), and agreed to make an earn out payment of up to $400,000, payable, at the Company’s discretion, in cash or common stock of the Company, based on SOSRx achieving certain revenue targets of SOSRx as discussed below (the “Earn Out Payments”); and entered into a Distribution Services Agreement with SOSRx (the “Distribution Agreement”).

The Earn Out Payments require the Company to pay (a) $25,000 to Exchange Health if total revenue for SOSRx are over $0.7 million, and $25,000 to Exchange Health if total EBITDA is over $0.5 million, for fiscal year ending 2022; (b) $87,500 to Exchange Health if total revenue for SOSRx is over $3.3 million, and $87,500 to Exchange Health if total EBITDA is over $2.95 million, for fiscal year ending 2023; and (c) $87,500 to Exchange Health if total revenue for SOSRx is over $5.7 million, and $87,500 to Exchange Health if total EBITDA is over $4.9 million, for fiscal year ending 2024, provided that certain amounts will be payable in the event at least 95% of such milestones are met, and such payments will be grossed up or down by up to 5% of such amounts, if such milestone amounts are between 95% and 105% of the required thresholds. At the Company’s option, the Earn Out Payments may be paid in cash or shares of common stock, valued at the then current trading price of the Company’s common stock. If one year’s milestones are not achieved, no earnout will be payable for that year and those earn out payments will not be eligible to be earned in any other year.

Exchange Health contributed certain property, contracts and licenses to SOSRx, having an agreed value of $792,500, in exchange for its 49% membership interest in SOSRx and received a cash payment of $275,000 from SOSRx, LLC, pursuant to a Member Asset Contribution Agreement (the “Asset Contribution Agreement”), also entered into on February 15, 2022.

Promissory Note

The Promissory Note, which was immediately assigned to Exchange Health, and represents amounts currently due to Exchange Health, bears interest at the rate of the prime rate, plus 2% per annum (currently 5.25% per annum), with (i) one-third of the principal ($166,666.67) and interest payable after one year (on February 15, 2023) and (ii) the remaining two-thirds of principal payable quarterly over the next two years in eight equal installments of $41,666.67, together with any unpaid accrued interest thereupon, at the end of every full fiscal quarter, beginning, June 20, 2023. The Promissory Note may be prepaid by the Company, at its discretion, in whole or in part at any time, without premium or penalty.

Notwithstanding the foregoing, if the Company effectuates a Voluntary Withdrawal (defined below) under the Company Agreement (as discussed below) prior to February 15, 2024 (the “Earn Out Period”), and SOSRx has failed to meet any of the revenue targets required by the Earn Out Payments prior to the expiration of the Earn Out Period, then all remaining amounts of interest and principal not yet due and payable under the Promissory Note shall immediately terminate and all related indebtedness evidenced hereby shall be deemed canceled.

Amounts owed under the Promissory Note are secured by the Company’s membership interests in the SOSRx and are a non-recourse obligation of the Company, secured solely by such membership interests.

In the event that the Company is delinquent to pay when due (whether at maturity, by reason of acceleration or otherwise) any principal of or interest on the Promissory Note, then if such payment is not made within fifteen days of the due date, then Exchange Health may declare an additional interest fee of 2% of the delinquent amount to be due. If the delinquency is thirty days or more late from the due date, then Exchange Health may declare another additional interest fee of 3%, to make a total of 5%, for the delinquent payment.

In the event that we fail to pay when due (whether at maturity, by reason of acceleration or otherwise) any principal of or interest on Promissory Note, then if such payment is not made within sixty days of the due date, then Exchange Health may declare all obligations (including without limitation, outstanding principal and accrued and unpaid interest thereon) under the Promissory Note to be immediately due and payable.

SOSRx Operating Agreement

The rights of the Company and Exchange Health in connection with SOSRx are set forth in the Operating Agreement of SOSRx (the “Operating Agreement”), effective February 15, 2022. Pursuant to the Operating Agreement, SOSRx is to be managed by a management committee consisting of three members, two of which are nominated by the Company, who currently include Suren Ajjarapu, the Company’s Chief Executive Officer and Chairman and Prashant Patel, the Company’s President and director, and one person nominated by Exchange Health. If either the Company or Exchange Health shall ever hold less than 25% of the membership interests of SOSRx, such entity shall forfeit its management appointment rights, and such appointment rights shall be held by such other member which holds over 50% of the membership interests.

The Operating Agreement includes customary transfer restrictions on the SOSRx membership interests, right of first refusal rights upon receipt of a bona fide third party offer for purchase of a member’s membership interest (exercisable first by SOSRx and then the other members), preemptive rights (subject to certain exceptions), tag-along rights, and drag-along rights (applying if any greater than 50% owner desires to transfer their ownership in SOSRx).

Any member of SOSRx has the right to effect a voluntary withdrawal from the Company (a “Voluntary Withdrawal”), provided that such member must give ninety days prior written notice to all other members. Any member who effectuates a Voluntary Withdrawal is not permitted to receive the fair value or any value of the member’s membership interest as of the date of the Voluntary Withdrawal, and may instead effect a Voluntary Withdrawal by forfeiture of its membership interests in SOSRx without compensation or consideration; provided however, that if the Company (a) effectuates a Voluntary Withdrawal prior to February 15, 2024, and (b) SOSRx has failed to meet any of the revenue targets required by the Earn Out Payments prior to the date of withdrawal, then all obligations of the Company under the Earn Out Payments and the Promissory Note shall terminate.

The Company or its assigns may at any time by written notice to any other member, offer to purchase all (but not less than all) of such other member’s membership interests, which shall be calculated and payable pursuant to a discounted cash flow model. If the buyout is paid to Exchange Health or its successors or assigns, any remaining amounts payable under the Promissory Note become immediately due and payable upon such payment.

The Operating Agreement also provides, that without the prior written approval of the unanimous consent of the management committee, a manager or member may not, directly or indirectly, (a) enter into a business relationship with any other person that is materially adverse to the business of SOSRx or an affiliate of SOSRx, or (b) cause any person to reduce or terminate its relationship with SOSRx or any affiliate of SOSRx. The foregoing covenants apply to each member, and each manager during the period in which each manager is a member.

Distribution Agreement

On February 15, 2022, SOSRx entered into the Distribution Agreement with Integra Pharma Solutions LLC, the Company’s wholly-owned subsidiary (“Integra”). Pursuant to the Distribution Agreement, Integra appoints each SOSRx member an active account for Manufacturer Non-Control (Schedule 2-5 as classified by the US Drug Enforcement Agency) products bought on the SOSRx platform. The agreement remains in effect until December 31, 2023, and renews thereafter on a yearly basis until terminated; which agreement can only be terminated by the non-breaching party, upon the breach of the agreement by a party thereto, with a 30-day cure right. Pursuant to the Distribution Agreement, for each calendar quarter (or portion thereof) during the term, SOSRx agreed to pay Integra a fee equal to 2% of the net price of all purchases of products during such period. Integra also agreed to participate in SOSRx’s annual trade show, once established. Integra made certain representations and warranties in the Distribution Services Agreement, and agreed to indemnify SOSRx against certain damages and losses. The Distribution Services Agreement included customary confidentiality obligations.

Asset Contribution Agreement

On February 15, 2022, Exchange Health entered into a Member Asset Contribution Agreement with SOSRx, pursuant to which it contributed certain assets and assigned certain contracts, relating to software, manufacturers and members, to SOSRx, in consideration for its 49% membership interest in SOSRx. SOSRx did not assume any of Exchange Health’s liabilities or obligations other than the obligations and commitments of Exchange Health arising under the assumed contracts.